Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Credit Facility
Debt Instrument [Line Items]
Unsecured revolving credit facility	$ 1,000,000,000
Line of credit facility, expiration date	2019-09
Credit facility borrowings outstanding	$ 0	$ 0
Interest, on drawn amount	LIBOR plus 150 basis points
Commitment fee on undrawn amounts	0.20%
Basis points added to LIBOR rate	1.50%
Letters of credit issued under the credit facility	$ 15,000,000	19,000,000
Senior Notes
Debt Instrument [Line Items]
Accrued interest related to senior notes	39,000,000	31,000,000
4.5% Senior Notes Due 2024
Debt Instrument [Line Items]
Senior unsecured notes principal amount	$ 500,000,000
Senior notes, maturity date	2024-08
Senior notes, interest rate	4.50%
Senior notes redemption price percentage at the option of company	100.00%
Redemption at option of Company	We may redeem the 4.5% Notes at our option at any time in whole or from time to time in part. If we elect to redeem the 4.5% Notes prior to May 15, 2024, we may redeem them at a redemption price of 100% of the principal plus accrued interest, plus a "make-whole" premium. If we elect to redeem the 4.5% Notes on or after May 15, 2024, we may redeem them at a redemption price of 100% of the principal plus accrued interest.
Senior notes issued price percentage	99.444%
Fair value of senior notes	$ 504,000,000
7.456% Senior Notes Due 2018
Debt Instrument [Line Items]
Senior unsecured notes principal amount	$ 500,000,000
Senior notes, maturity date	2018-08
Senior notes, interest rate	7.456%
Senior notes redemption price percentage at the option of company	100.00%
Redemption at option of Company	At any time Expedia may redeem the 7.456% Notes at a redemption price of 100% of the principal plus accrued interest, plus a "make-whole" premium, in whole or in part.
Fair value of senior notes	$ 581,000,000	587,000,000
5.95% Senior Notes Due 2020
Debt Instrument [Line Items]
Senior unsecured notes principal amount	$ 750,000,000
Senior notes, maturity date	2020-08
Senior notes, interest rate	5.95%
Senior notes redemption price percentage at the option of company	100.00%
Redemption at option of Company	We may redeem the 5.95% Notes at a redemption price of 100% of the principal plus accrued interest, plus a "make-whole" premium, in whole or in part.
Senior notes issued price percentage	99.893%
Fair value of senior notes	$ 840,000,000	$ 816,000,000